UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3749

DWS State Tax Free Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 88.1%
Massachusetts 82.1%
Bellingham, MA, Other General Obligation, 5.375%, 3/1/2015 (a)	1,765,000	1,865,376
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	1,975,000	2,034,685
8.0%, 9/1/2035	990,000	996,564
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,846,080
Boston, MA, Senior Care Revenue, Industrial Development Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008	355,000	356,821
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	1,070,000	1,217,093

Groton-Dunstable, MA, School District General Obligation, Regional School District, 5.0%, 10/15/2015 (a)	1,920,000	2,015,040
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,341,824
Hopkinton, MA, Other General Obligation:
5.5%, 9/1/2012	1,735,000	1,851,661
5.5%, 9/1/2014	1,735,000	1,852,147
Ipswich, MA, General Obligation, 5.25%, 11/15/2017 (a)	2,325,000	2,420,232
Massachusetts, Airport Revenue, Port Authority, Series A, 5.75%, 7/1/2011	2,000,000	2,126,460
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A, 5.75%, 9/1/2016 (a)	1,000,000	1,021,430
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2021	2,000,000	2,152,060
Series A, 5.75%, 7/1/2011	355,000	373,045
Series A, 5.75%, 7/1/2015	535,000	561,033
Series B, 6.2%, 3/1/2016	3,100,000	3,463,878
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Prerefunded, Series C, ETM, 5.0%, 7/1/2015	190,000	202,570
Series C, 5.0%, 7/1/2015	2,985,000	3,169,891
Prerefunded, Series C, ETM, 5.0%, 7/1/2016	75,000	79,953
Series C, 5.0%, 7/1/2016	2,125,000	2,263,678
Series A, 5.25%, 7/1/2020	6,270,000	6,835,742
Series A, 5.25%, 7/1/2021	5,000,000	5,465,500
Prerefunded, Series C, ETM, 5.5%, 7/1/2017	165,000	183,016
Series C, 5.5%, 7/1/2017	4,835,000	5,358,776
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,623,690
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	7,225,000	7,630,467
Massachusetts, Health & Educational Facilities Authority, Simmons College, Series F, 5.0%, 10/1/2019 (a)	1,230,000	1,298,450
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts:
6.625%, 5/1/2010	2,575,000	2,762,743
6.75%, 5/1/2011	2,745,000	3,018,677
6.875%, 5/1/2014	1,300,000	1,488,149
Massachusetts, Higher Education Revenue, Development Finance Agency, Smith College, Prerefunded, 5.75%, 7/1/2015	1,265,000	1,342,582
Massachusetts, Higher Education Revenue, Development Finance Agency, WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (a)	1,200,000	1,279,236
Series A, 5.375%, 1/1/2016 (a)	1,200,000	1,279,236
Series A, 5.375%, 1/1/2017 (a)	1,200,000	1,279,236
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.375%, 7/1/2017	5,500,000	6,080,305
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, University of Massachusetts, Series C, 5.5%, 10/1/2014 (a)	1,645,000	1,763,621
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Babson College, Series A, 5.375%, 10/1/2017	1,700,000	1,737,298
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Worcester Polytechnic, Series II, 5.125%, 9/1/2016 (a)	2,100,000	2,146,137
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,161,940
Series F, 5.75%, 7/1/2033	2,000,000	2,101,800
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,126,200
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,800,000	4,575,086
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	3,805,000	4,000,425
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Medical, Academic & Scientific, Series B, 6.5%, 1/1/2009	3,440,000	3,446,467

Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,750,000	1,804,268
Series D, 6.35%, 7/15/2032	3,250,000	3,602,657
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (a)	4,875,000	5,119,530
Series H, 5.375%, 5/15/2019 (a)	1,800,000	1,890,288
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	733,818
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,228,450
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, 6.75%, 7/1/2030	1,965,000	2,113,456
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System, Series C, 5.75%, 7/1/2032	8,000,000	8,506,800
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,795,000	3,941,145
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,435,200
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014	9,000,000	6,590,610
Series A, 5.5%, 12/15/2013	5,000,000	5,410,200
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes:
Series A, 5.25%, 12/15/2012	7,050,000	7,473,423
5.5%, 6/15/2014	7,000,000	7,223,090
Massachusetts, School District General Obligation, Development Finance Agency, 5.375%, 9/1/2023	1,175,000	1,247,709
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	2,871,050
Massachusetts, Special Obligation Dedicated Tax Revenue, 5.25%, 1/1/2021 (a)	5,000,000	5,338,650
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,335,456
Series C, 6.375%, 8/1/2014	1,000,000	1,074,910
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.75% *, 6/1/2030, KeyBank NA (b)	1,000,000	1,000,000
Massachusetts, State Development Finance Agency Revenue, Buckingham Brown & Nichols, 3.76% *, 6/1/2036, JPMorgan Chase Bank (b)	1,600,000	1,600,000
Massachusetts, State Development Finance Agency Revenue, Contemporary Art, Series A, 3.7% *, 7/1/2034, Fleet National Bank (b)	1,000,000	1,000,000
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,268,320
Massachusetts, State General Obligation:
Series A, 4.039% *, 11/1/2018	5,000,000	4,999,000
Series D, 5.5%, 11/1/2016	500,000	551,705
Series D, 5.5%, 11/1/2019	4,325,000	4,811,087
Massachusetts, State General Obligation, Central Artery Project, Series A, 3.92% *, 12/1/2030	2,200,000	2,200,000
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2014 (a)	4,990,000	5,444,439
Series C, 5.5%, 11/1/2015 (a)	12,500,000	13,741,375
Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,786,050
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East Issue, Series C, 4.411% *, 11/15/2032	2,000,000	1,970,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series G-5, 5.0%, 7/1/2022	1,400,000	1,453,032
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, Prerefunded, 5.25%, 10/1/2013 (a)	220,000	230,868
Series B, 5.25%, 10/1/2013 (a)	280,000	293,776
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,710,780

Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, Series 2, 5.7%, 2/1/2015	35,000	35,052
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019 (c)	4,000,000	4,654,160
Massachusetts, State Water Pollution Abatement Treatment, Pool Program:
Series 7, 5.25%, 2/1/2014	3,705,000	3,880,802
Series 6, 5.625%, 8/1/2015	120,000	126,613
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, Prerefunded, 5.0%, 8/1/2017	5,635,000	6,009,727
Series 11, 5.0%, 8/1/2017	115,000	121,849
Series 11, Prerefunded, 5.0%, 8/1/2020	5,650,000	6,025,725
Series 11, 5.0%, 8/1/2020	100,000	104,875
Massachusetts, State Water Resources Authority:
Series C, Prerefunded, 5.25%, 12/1/2015	2,460,000	2,616,431
Series C, 5.25%, 12/1/2015	1,570,000	1,669,836
Series D, 5.5%, 8/1/2011 (a)	5,000,000	5,294,050
Massachusetts, Transportation/Tolls Revenue, Series E, 5.25%, 1/1/2022 (a)	4,500,000	4,772,070
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	486,225
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	621,755
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	567,190
Series A, ETM, 5.3%, 7/1/2009	705,000	725,029
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	265,085
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	265,085
Massachusetts, University of Massachusetts Building Authority Project Revenue, Series 04-1, 5.25%, 11/1/2022 (a)	2,000,000	2,158,180
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2021 (a)	10,000,000	11,173,400
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,062,270
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015	5,000,000	5,460,850
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,434,719
Series A, 5.5%, 8/1/2013 (a)	1,445,000	1,562,276
Series A, 6.5%, 7/15/2019	3,110,000	3,616,557
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)	2,085,000	2,190,355
Middleborough, MA, Other General Obligation:
5.25%, 1/15/2017 (a)	1,525,000	1,586,320
5.25%, 1/15/2018 (a)	1,515,000	1,574,237
5.25%, 1/15/2019 (a)	1,470,000	1,526,389
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,234,539
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)	1,490,000	1,582,842
Plymouth, MA, County General Obligation:
5.75%, 10/15/2015 (a)	1,900,000	2,020,764
5.75%, 10/15/2016 (a) (c)	1,725,000	1,837,953
Route 3 North, MA, Transportation/Tolls Revenue, Transportation Improvement Association:
5.75%, 6/15/2012 (a)	1,105,000	1,162,095
5.75%, 6/15/2013 (a)	2,500,000	2,629,175
5.75%, 6/15/2016 (a)	4,910,000	5,163,700
Springfield, MA, Core City General Obligation, 5.25%, 1/15/2019 (a)	1,000,000	1,062,350
Springfield, MA, Core City General Obligation, Municipal Purpose Loan:
5.5%, 8/1/2015 (a)	1,505,000	1,606,347
5.5%, 8/1/2016 (a)	1,685,000	1,798,468
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%, 11/1/2016 (a)	1,250,000	1,331,638
Tantasqua, MA, School District General Obligation, Regional School District:
5.625%, 8/15/2012 (a)	1,000,000	1,059,600

5.625%, 8/15/2013 (a)	2,575,000	2,728,470
5.625%, 8/15/2014 (a)	2,575,000	2,728,470
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	12,473,881
University of Massachusetts, Higher Education Revenue, University Building Authority:
Series 2, 5.5%, 11/1/2015 (a)	1,185,000	1,244,321
Series 2, 5.5%, 11/1/2016 (a)	1,250,000	1,312,575
Westfield, MA, Core City General Obligation, 6.5%, 5/1/2013 (a)	1,170,000	1,261,904
Westford, MA, Other General Obligation Lease, 5.125%, 4/1/2017 (a)	1,150,000	1,195,149
Westford, MA, School District General Obligation, Series A, 5.75%, 4/1/2012 (a)	1,140,000	1,203,179
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)	1,285,000	1,360,622
Worcester, MA, Other General Obligation, 5.625%, 8/15/2015 (a)	705,000	747,018

		358,529,614
Puerto Rico 6.0%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	4,152,223
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, Prerefunded, ETM, 6.25%, 7/1/2014	1,855,000	2,110,842
Series Y, 6.25%, 7/1/2014	145,000	161,901
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series H, 5.5%, 7/1/2016 (a)	10,350,000	11,436,025
Puerto Rico, State General Obligation, Series A, 5.5%, 7/1/2022 (a) (c)	5,000,000	5,625,850
Puerto Rico, State General Obligation, Highway and Transportation Authority, Series Y, 5.5%, 7/1/2015 (a)	2,500,000	2,744,850

		26,231,691

Total Municipal Bonds and Notes (Cost $369,869,264)		384,761,305
Municipal Inverse Floating Rate Notes 24.5%
Massachusetts
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2014 (a) (d)	4,000,000	4,187,380
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2015 (a) (d)	3,000,000	3,140,535
Massachusetts, State Port Authority, Special Facilities Revenue, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2016 (a) (d)	3,000,000	3,140,535
Trust: Massachusetts, State Port Authority, Special Facilities Revenue, Series II-R-177, AMT, 144A, 9.79%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 4-A, 5.25%, 7/1/2014 (a) (d)	5,915,000	6,238,452
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 4-A, 5.25%, 7/1/2015 (a) (d)	1,960,000	2,067,180
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 5-A, 5.25%, 7/1/2014 (a) (d)	1,885,000	1,988,078
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 5-A, 5.25%, 7/1/2015 (a) (d)	1,575,000	1,661,126
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2014(a) (d)	4,250,000	4,482,404
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2015 (a) (d)	3,750,000	3,955,063
Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project, Series 6-A, 5.25%, 7/1/2016 (a) (d)	2,250,000	2,373,038
Trust: Massachusetts, Municipal Wholesale Electrical Co., Power Supply System Revenue, Series 674, 144A, 9.014%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2011 (a) (d)	8,390,000	8,665,989
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 592A, AMT, 144A, 6.985%, 7/1/2011, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2012 (a) (d)	1,610,000	1,662,961
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 592B, AMT, 144A, 6.985%, 7/1/2012, Leverage Factor at purchase date: 2 to 1

Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2013 (d)	1,860,000	1,946,369
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598A, 8.165%, 7/1/2013, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2014 (d)	1,990,000	2,082,405
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598B, 144A, AMT, 8.165%, 7/1/2014, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2015 (d)	2,130,000	2,229,418
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598C, 8.165%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2016 (d)	1,850,000	1,951,232
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598D, 8.415%, 7/1/2016, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2017 (d)	1,550,000	1,632,925
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598E, 8.415%, 7/1/2017, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Port Authority Revenue, Series D, AMT, 6.125%, 7/1/2018 (d)	2,620,000	2,706,041
Trust: Massachusetts, State Port Authority Revenue, RITES-PA 598F, 6.915%, 7/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Special Obligation Revenue, Series A, 5.375%, 6/1/2020 (a) (d)	10,000,000	10,592,450
Trust: Massachusetts, Municipal Security Trust Certificates, Series 7002B, 144A, 6.79%, 6/1/2020, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2016 (a) (d)	5,000,000	5,331,650
Trust: Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.255%, 1/1/2016, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series D, 5.0%, 11/1/2024 (a) (d)	10,000,000	10,619,900
Trust: Massachusetts, State General Obligation, RITES-PA 1281, 144A, 6.01%, 11/1/2024, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series D, 5.0%, 8/1/2021 (a) (d)	13,175,000	13,869,125
Trust: Massachusetts, State Water Resources Authority, Series R-252, 144A, 6.006%, 8/1/2021, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series E, 5.0%, 11/1/2023 (a) (d)	10,000,000	10,679,900
Trust: Reset Option Certificates Trust II, Various States, Series R-680-1, 144A, 24.19%, 11/1/2023, Leverage Factor at purchase date: 20 to 1

Total Municipal Inverse Floating Rate Notes (Cost $104,565,301)		107,204,156
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 474,434,565)	112.6	491,965,461
Other Assets and Liabilities, Net	(12.6)	(55,127,429)

Net Assets	100.0	436,838,032

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2007.

(a)	Bond is insured by one of these companies:
	As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	13.5
Financial Guaranty Insurance Company	14.2
Financial Security Assurance, Inc.	11.0
Municipal Bond Insurance Association	16.7
(b)	Security incorporates a letter of credit from a major bank.
(c)	All or a portion of these securities represent collateral held in connection with open interest rate swaps.

(d)				Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At June 30, 2007, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

11/13/2007 11/13/2027	4,700,000†	Fixed — 5.282%	Floating — LIBOR	291,354

Counterparties:
† Citibank, NA
LIBOR: Represents the London Inter-Bank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007